                        SUPPLEMENT DATED JANUARY 26, 2004
                              TO THE PROSPECTUS FOR
      THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N
                            DATED SEPTEMBER 28, 2003

The prospectus is supplemented to include the following illustrations:

ILLUSTRATIONS

The following tables illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time.

ASSUMPTIONS

      - Hypothetical gross annual investment returns for the Portfolios offered as investment options through the Policy (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

      - A life insured who is a male, Issue Age 45, non-smoker. Short Form Underwriting was used.

      -     A Face Amount of $365,000 and Death Benefit Option 1 in all Policy
            Years.

      - Payment of an annual premium of $20,000 on the first day of each of the first seven Policy Years.

      - All policy values are allocated to the Investment Accounts for the entire period shown.

      -     There are no partial withdrawals or policy loans.

      -     Tables 1, 2, and 3 assumes a Surrender Charge

      -     Tables 4, 5, and 6 assume a Sales Load.

      -     The Cash Value Accumulation Test is used.

      - All currently applicable charges and deductions are assessed against the Policy, i.e. a Premium Load, Sales Load or Surrender Charge, monthly Cost of Insurance Charge and Administration Charge and an Asset Based Risk Charge deducted daily from Investment Accounts. The first set of columns in each table, under the heading "Current Charges", assumes rates of charges and deductions that we currently expect to charge. The second set of columns, under the heading "Guaranteed Charges", assumes maximum rates of charges and deductions.

      - The amounts shown in the Tables also take into account the Portfolios' investment management fees and other expenses, which are assumed to be at an annual rate of .982% of the average daily net assets of the portfolio.

The Death Benefits, Policy Values, and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6%, and 12%, but fluctuated over and under those averages throughout the years. The values would also be different depending on the allocation of the Policy Value among the Portfolios, if the actual rates of return averaged 0%, 6%, or 12%, but the rates of each Portfolio varied above and below such averages.

The gross annual rates of returns correspond to net annual rates of return according to the table below:

                              Gross Rate of Return
               Policy Year       0.00%         6.00%        12.00%
Net Rate       1-10             -1.47%         4.44%        10.35%
of Return      11+              -1.18%         4.75%        10.68%

Current Cost of Insurance are below the guaranteed rates in many instances and may be changed. The Premium Load rate and Asset Based Risk Charge rate we currently expect to charge in Policy Years 11 and later are below the guaranteed rates and may be changed. The tables reflect a policyholder with certain characteristics (such as age and sex) and assuming certain expenses and rates of return. The actual results of a particular policyholder will vary based on the policyholders characteristics, the actual expenses of the policy and the actual rates of return of the assets held in the subaccounts. Illustrations for smokers would show less favorable results than the illustrations shown below.

Upon request, the Company will furnish a comparable illustration based on the proposed life insured's Issue Age, sex (unless unisex rates are required by law, or are requested) and risk class, any additional ratings and the death benefit option, Face Amount, Death Benefit Schedule (if applicable), and planned premium requested.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed or using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables.

The Policies were first sold to the public on January 1, 2003. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be the same as for the first full year the Policies were offered.

              Table 1 - Surrender Charge - Short Form Underwriting
                  Hypothetical Gross Investment Return of 0.00%

                                                                  Current Charges
                                                                  ---------------
                    Premium     Policy       plus     less       Less        plus     Policy                 Net Cash       Death
 Pol      Annual      Accum      Value        Net    Admin       Cost      Invest      Value       Surr     Surrender     Benefit
Year     Premium      at 5%     Beg Yr    Premium     Fees     of Ins     Earning     End Yr     Charge         Value      End Yr
   1      20,000     21,000          0     19,600      144      1,430        -276     17,750      1,000        16,750     365,000
   2      20,000     43,050     17,750     19,600      144      1,487        -537     35,183      1,600        33,583     365,000
   3      20,000     66,203     35,183     19,600      144      1,550        -793     52,296      1,800        50,496     365,000
   4      20,000     90,513     52,296     19,600      144      1,610      -1,045     69,098      2,000        67,098     365,000
   5      20,000    116,038     69,098     19,600      144      1,631      -1,292     85,631      2,000        83,631     365,000
   6      20,000    142,840     85,631     19,600      144      1,684      -1,535    101,868      1,500       100,368     365,000
   7      20,000    170,982    101,868     19,600      144      1,692      -1,774    117,858      1,000       116,858     365,000
   8           0    179,531    117,858          0      144      1,845      -1,719    114,150      1,000       113,150     365,000
   9           0    188,508    114,150          0      144      2,033      -1,663    110,310        500       109,810     365,000
  10           0    197,933    110,310          0      144      2,249      -1,605    106,312          0       106,312     365,000
  11           0    207,830    106,312          0      144      2,401      -1,233    102,534          0       102,534     365,000
  12           0    218,221    102,534          0      144      2,446      -1,189     98,755          0        98,755     365,000
  13           0    229,132     98,755          0      144      2,220      -1,146     95,246          0        95,246     365,000
  14           0    240,589     95,246          0      144      1,989      -1,106     92,007          0        92,007     365,000
  15           0    252,619     92,007          0      144      1,805      -1,069     88,989          0        88,989     365,000
  16           0    265,249     88,989          0      144      1,775      -1,034     86,037          0        86,037     365,000
  17           0    278,512     86,037          0      144      1,878        -998     83,016          0        83,016     365,000
  18           0    292,438     83,016          0      144      2,089        -961     79,822          0        79,822     365,000
  19           0    307,059     79,822          0      144      2,419        -922     76,338          0        76,338     365,000
  20           0    322,412     76,338          0      144      2,783        -879     72,532          0        72,532     365,000
  25           0    411,489     54,577          0      144      4,854        -610     48,969          0        48,969     365,000
  30           0    525,176     19,438          0      144      9,486        -167      9,641          0         9,641     365,000

                                                             Guaranteed Charges
                                                             ------------------
                    Premium     Policy       plus     less       Less        plus     Policy                 Net Cash       Death
 Pol      Annual      Accum      Value        Net    Admin       Cost      Invest      Value       Surr     Surrender     Benefit
Year     Premium      at 5%     Beg Yr    Premium     Fees     of Ins     Earning     End Yr     Charge         Value      End Yr
   1      20,000     21,000          0     19,600      144      1,571        -275     17,610      1,000        16,610     365,000
   2      20,000     43,050     17,610     19,600      144      1,614        -534     34,918      1,600        33,318     365,000
   3      20,000     66,203     34,918     19,600      144      1,653        -788     51,933      1,800        50,133     365,000
   4      20,000     90,513     51,933     19,600      144      1,687      -1,039     68,663      2,000        66,663     365,000
   5      20,000    116,038     68,663     19,600      144      1,722      -1,285     85,113      2,000        83,113     365,000
   6      20,000    142,840     85,113     19,600      144      1,751      -1,527    101,291      1,500        99,791     365,000
   7      20,000    170,982    101,291     19,600      144      1,788      -1,765    117,195      1,000       116,195     365,000
   8           0    179,531    117,195          0      144      1,979      -1,709    113,363      1,000       112,363     365,000
   9           0    188,508    113,363          0      144      2,200      -1,650    109,369        500       108,869     365,000
  10           0    197,933    109,369          0      144      2,454      -1,590    105,182          0       105,182     365,000
  11           0    207,830    105,182          0      144      2,732      -1,526    100,780          0       100,780     365,000
  12           0    218,221    100,780          0      144      3,042      -1,458     96,135          0        96,135     365,000
  13           0    229,132     96,135          0      144      3,375      -1,387     91,229          0        91,229     365,000
  14           0    240,589     91,229          0      144      3,741      -1,312     86,031          0        86,031     365,000
  15           0    252,619     86,031          0      144      4,145      -1,232     80,510          0        80,510     365,000
  16           0    265,249     80,510          0      144      4,604      -1,148     74,615          0        74,615     365,000
  17           0    278,512     74,615          0      144      5,128      -1,057     68,286          0        68,286     365,000
  18           0    292,438     68,286          0      144      5,737        -959     61,447          0        61,447     365,000
  19           0    307,059     61,447          0      144      6,446        -852     54,005          0        54,005     365,000
  20           0    322,412     54,005          0      144      7,262        -736     45,862          0        45,862     365,000
  25           0    411,489      4,178          0       36      3,265          -7          0          0             0           0
  30           0    525,176          0          0        0          0           0          0          0             0           0

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of Manufacturers Investment Trust.

- The policy value, cash surrender value and death benefit would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that any hypothetical rate of return can be achieved for any one year or other period of time.

-     No supplemental benefits or term riders are illustrated.

              Table 2 - Surrender Charge - Short Form Underwriting
                  Hypothetical Gross Investment Return of 6.00%

                                                                Current Charges
                                                                ---------------
                    Premium     Policy       plus     less       less        plus     Policy                 Net Cash       Death
 Pol      Annual      Accum      Value        Net    Admin       Cost      Invest      Value       Surr     Surrender     Benefit
Year     Premium      at 5%     Beg Yr    Premium     Fees     of Ins     Earning     End Yr     Charge         Value      End Yr
   1      20,000          0          0     19,600      144      1,428         833     18,861      1,000        17,861     365,000
   2      20,000     18,863     18,861     19,600      144      1,477       1,669     38,509      1,600        36,909     365,000
   3      20,000     38,515     38,509     19,600      144      1,526       2,540     58,979      1,800        57,179     365,000
   4      20,000     58,992     58,979     19,600      144      1,562       3,448     80,321      2,000        78,321     365,000
   5      20,000     80,344     80,321     19,600      144      1,549       4,396    102,623      2,000       100,623     365,000
   6      20,000    102,659    102,623     19,600      144      1,554       5,386    125,911      1,500       124,411     365,000
   7      20,000    125,963    125,911     19,600      144      1,500       6,421    150,288      1,000       149,288     368,205
   8           0    150,359    150,288          0      144      1,578       6,631    155,197      1,000       154,197     369,369
   9           0    155,288    155,197          0      144      1,680       6,847    160,220        500       159,720     371,711
  10           0    160,333    160,220          0      144      1,787       7,067    165,357          0       165,357     372,052
  11           0    165,493    165,357          0      144      1,842       7,811    171,182          0       171,182     374,889
  12           0    171,343    171,182          0      144      1,812       8,089    177,315          0       177,315     377,681
  13           0    177,502    177,315          0      144      1,592       8,386    183,965          0       183,965     380,808
  14           0    184,180    183,965          0      144      1,389       8,707    191,140          0       191,140     386,102
  15           0    191,384    191,140          0      144      1,230       9,053    198,819          0       198,819     391,673
  16           0    199,095    198,819          0      144      1,176       9,419    206,917          0       206,917     397,281
  17           0    207,228    206,917          0      144      1,209       9,803    215,368          0       215,368     402,737
  18           0    215,716    215,368          0      144      1,307      10,203    224,119          0       224,119     407,897
  19           0    224,507    224,119          0      144      1,479      10,614    233,111          0       233,111     414,937
  20           0    233,540    233,111          0      144      1,660      11,037    242,343          0       242,343     421,678
  25           0    283,090    282,413          0      144      2,471      13,361    293,159          0       293,159     454,396
  30           0    339,681    338,683          0      144      3,881      16,000    350,657          0       350,657     494,427

                                                              Guaranteed Charges
                                                              ------------------
                    Premium     Policy       plus     less       less        plus     Policy                 Net Cash       Death
 Pol      Annual      Accum      Value        Net    Admin       Cost      Invest      Value       Surr     Surrender     Benefit
Year     Premium      at 5%     Beg Yr    Premium     Fees     of Ins     Earning     End Yr     Charge         Value      End Yr
   1      20,000     21,000          0     19,600      144      1,569         829     18,716      1,000        17,716     365,000
   2      20,000     43,050     18,716     19,600      144      1,603       1,659     38,228      1,600        36,628     365,000
   3      20,000     66,203     38,228     19,600      144      1,627       2,525     58,582      1,800        56,782     365,000
   4      20,000     90,513     58,582     19,600      144      1,637       3,428     79,829      2,000        77,829     365,000
   5      20,000    116,038     79,829     19,600      144      1,636       4,372    102,021      2,000       100,021     365,000
   6      20,000    142,840    102,021     19,600      144      1,616       5,357    125,218      1,500       123,718     365,000
   7      20,000    170,982    125,218     19,600      144      1,585       6,388    149,476      1,000       148,476     366,217
   8           0    179,531    149,476          0      144      1,692       6,592    154,233      1,000       153,233     367,073
   9           0    188,508    154,233          0      144      1,814       6,800    159,075        500       158,575     369,055
  10           0    197,933    159,075          0      144      1,944       7,012    164,000          0       164,000     369,000
  11           0    207,830    164,000          0      144      2,081       7,228    169,002          0       169,002     370,115
  12           0    218,221    169,002          0      144      2,224       7,446    174,080          0       174,080     370,791
  13           0    229,132    174,080          0      144      2,362       7,669    179,243          0       179,243     371,033
  14           0    240,589    179,243          0      144      2,513       7,894    184,481          0       184,481     372,651
  15           0    252,619    184,481          0      144      2,667       8,123    189,793          0       189,793     373,892
  16           0    265,249    189,793          0      144      2,830       8,355    195,174          0       195,174     374,734
  17           0    278,512    195,174          0      144      3,000       8,590    200,620          0       200,620     375,160
  18           0    292,438    200,620          0      144      3,179       8,828    206,125          0       206,125     375,148
  19           0    307,059    206,125          0      144      3,408       9,067    211,640          0       211,640     376,719
  20           0    322,412    211,640          0      144      3,646       9,306    217,156          0       217,156     377,851
  25           0    411,489    239,278          0      144      4,777      10,506    244,863          0       244,863     379,537
  30           0    525,176    266,651          0      144      6,363      11,683    271,827          0       271,827     383,276

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of Manufacturers Investment Trust.

- The policy value, cash surrender value and death benefit would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that any hypothetical rate of return can be achieved for any one year or other period of time.

-     No supplemental benefits or term riders are illustrated.

              Table 3 - Surrender Charge - Short Form Underwriting
                 Hypothetical Gross Investment Return of 12.00%

                                                          Current Charges
                                                          ---------------
                    Premium       Policy       plus     less       less        plus       Policy               Net Cash       Death
 Pol      Annual      Accum        Value        Net    Admin       Cost      Invest        Value       Surr   Surrender     Benefit
Year     Premium      at 5%       Beg Yr    Premium     Fees     of Ins     Earning       End Yr     Charge       Value      End Yr
   1      20,000     21,000            0     19,600      144      1,426       1,942       19,973      1,000      18,973     365,000
   2      20,000     43,050       19,973     19,600      144      1,467       4,007       41,969      1,600      40,369     365,000
   3      20,000     66,203       41,969     19,600      144      1,500       6,282       66,207      1,800      64,407     365,000
   4      20,000     90,513       66,207     19,600      144      1,509       8,791       92,945      2,000      90,945     365,000
   5      20,000    116,038       92,945     19,600      144      1,456      11,561      122,507      2,000     120,507     365,000
   6      20,000    142,840      122,507     19,600      144      1,437      14,623      155,148      1,500     153,648     392,525
   7      20,000    170,982      155,148     19,600      144      1,646      17,991      190,949      1,000     189,949     467,824
   8           0    179,531      190,949          0      144      1,827      19,658      208,635      1,000     207,635     496,552
   9           0    188,508      208,635          0      144      2,108      21,474      227,857        500     227,357     528,628
  10           0    197,933      227,857          0      144      2,383      23,448      248,778          0     248,778     559,752
  11           0    207,830      248,778          0      144      2,612      26,425      272,447          0     272,447     596,658
  12           0    218,221      272,447          0      144      2,716      28,947      298,534          0     298,534     635,878
  13           0    229,132      298,534          0      144      2,595      31,742      327,537          0     327,537     678,001
  14           0    240,589      327,537          0      144      2,332      34,855      359,916          0     359,916     727,031
  15           0    252,619      359,916          0      144      2,200      38,322      395,894          0     395,894     779,912
  16           0    265,249      395,894          0      144      2,218      42,165      435,697          0     435,697     836,539
  17           0    278,512      435,697          0      144      2,422      46,406      479,538          0     479,538     896,736
  18           0    292,438      479,538          0      144      2,840      51,067      527,621          0     527,621     960,271
  19           0    307,059      527,621          0      144      3,423      56,171      580,226          0     580,226   1,032,802
  20           0    322,412      580,226          0      144      4,120      61,753      637,714          0     637,714   1,109,623
  25           0    411,489      927,173          0      144      8,423      98,579    1,017,185          0   1,017,185   1,576,637
  30           0    525,176    1,466,202          0      144     17,299     155,671    1,604,430          0   1,604,430   2,262,246

                                                Guaranteed Charges
                                                ------------------
                    Premium       Policy       plus     less       less        plus       Policy               Net Cash       Death
 Pol      Annual      Accum        Value        Net    Admin       Cost      Invest        Value       Surr   Surrender     Benefit
Year     Premium      at 5%       Beg Yr    Premium     Fees     of Ins     Earning       End Yr     Charge       Value      End Yr
   1      20,000     21,000            0     19,600      144      1,567       1,934       19,824      1,000      18,824     365,000
   2      20,000     43,050       19,824     19,600      144      1,593       3,985       41,672      1,600      40,072     365,000
   3      20,000     66,203       41,672     19,600      144      1,600       6,246       65,774      1,800      63,974     365,000
   4      20,000     90,513       65,774     19,600      144      1,582       8,742       92,390      2,000      90,390     365,000
   5      20,000    116,038       92,390     19,600      144      1,538      11,499      121,807      2,000     119,807     365,000
   6      20,000    142,840      121,807     19,600      144      1,513      14,547      154,297      1,500     152,797     390,372
   7      20,000    170,982      154,297     19,600      144      1,908      17,889      189,734      1,000     188,734     464,848
   8           0    179,531      189,734          0      144      2,160      19,515      206,945      1,000     205,945     492,528
   9           0    188,508      206,945          0      144      2,465      21,280      225,615        500     225,115     523,427
  10           0    197,933      225,615          0      144      2,793      23,194      245,873          0     245,873     553,214
  11           0    207,830      245,873          0      144      3,172      25,271      267,828          0     267,828     586,542
  12           0    218,221      267,828          0      144      3,590      27,521      291,614          0     291,614     621,137
  13           0    229,132      291,614          0      144      4,033      29,959      317,395          0     317,395     657,008
  14           0    240,589      317,395          0      144      4,552      32,599      345,298          0     345,298     697,503
  15           0    252,619      345,298          0      144      5,116      35,457      375,495          0     375,495     739,725
  16           0    265,249      375,495          0      144      5,743      38,548      408,156          0     408,156     783,659
  17           0    278,512      408,156          0      144      6,437      41,891      443,466          0     443,466     829,282
  18           0    292,438      443,466          0      144      7,209      45,504      481,618          0     481,618     876,544
  19           0    307,059      481,618          0      144      8,170      49,401      522,705          0     522,705     930,415
  20           0    322,412      522,705          0      144      9,238      53,596      566,919          0     566,919     986,438
  25           0    411,489      779,873          0      144     15,975      79,849      843,602          0     843,602   1,307,584
  30           0    525,176    1,146,924          0      144     28,082     117,183    1,235,880          0   1,235,880   1,742,591

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of Manufacturers Investment Trust.

- The policy value, cash surrender value and death benefit would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that any hypothetical rate of return can be achieved for any one year or other period of time.

-     No supplemental benefits or term riders are illustrated.

                 Table 4 - Sales Load - Short Form Underwriting
                  Hypothetical Gross Investment Return of 0.00%

                                                     Current Charges
                                                     ---------------
                    Premium     Policy       plus     less       less        plus     Policy                 Net Cash       Death
 Pol      Annual      Accum      Value        Net    Admin       Cost      Invest      Value       Surr     Surrender     Benefit
Year     Premium      at 5%     Beg Yr    Premium     Fees     of Ins     Earning     End Yr     Charge         Value      End Yr
   1      20,000     21,000          0     18,000      144        653        -259     16,944          0        16,944     365,000
   2      20,000     43,050     16,944     18,400      144        775        -513     33,912          0        33,912     365,000
   3      20,000     66,203     33,912     19,000      144        902        -771     51,095          0        51,095     365,000
   4      20,000     90,513     51,095     19,200      144        991      -1,026     68,135          0        68,135     365,000
   5      20,000    116,038     68,135     19,400      144      1,063      -1,279     85,049          0        85,049     365,000
   6      20,000    142,840     85,049     19,600      144      1,180      -1,530    101,795          0       101,795     365,000
   7      20,000    170,982    101,795     19,600      144      1,310      -1,776    118,165          0       118,165     365,000
   8           0    179,531    118,165          0      144      1,518      -1,727    114,777          0       114,777     365,000
   9           0    188,508    114,777          0      144      1,774      -1,675    111,184          0       111,184     365,000
  10           0    197,933    111,184          0      144      2,017      -1,620    107,404          0       107,404     365,000
  11           0    207,830    107,404          0      144      2,161      -1,248    103,851          0       103,851     365,000
  12           0    218,221    103,851          0      144      2,263      -1,205    100,239          0       100,239     365,000
  13           0    229,132    100,239          0      144      2,153      -1,163     96,778          0        96,778     365,000
  14           0    240,589     96,778          0      144      1,929      -1,124     93,581          0        93,581     365,000
  15           0    252,619     93,581          0      144      1,795      -1,087     90,555          0        90,555     365,000
  16           0    265,249     90,555          0      144      1,765      -1,052     87,594          0        87,594     365,000
  17           0    278,512     87,594          0      144      1,868      -1,017     84,566          0        84,566     365,000
  18           0    292,438     84,566          0      144      2,077        -980     81,365          0        81,365     365,000
  19           0    307,059     81,365          0      144      2,406        -940     77,875          0        77,875     365,000
  20           0    322,412     77,875          0      144      2,768        -897     74,066          0        74,066     365,000
  25           0    411,489     56,111          0      144      4,830        -628     50,509          0        50,509     365,000
  30           0    525,176     21,034          0      144      9,442        -186     11,262          0        11,262     365,000

                                                      Guaranteed Charges
                                                      ------------------
                    Premium     Policy       plus     less       less        plus     Policy                 Net Cash       Death
 Pol      Annual      Accum      Value        Net    Admin       Cost      Invest      Value       Surr     Surrender     Benefit
Year     Premium      at 5%     Beg Yr    Premium     Fees     of Ins     Earning     End Yr     Charge         Value      End Yr
   1      20,000     21,000          0     18,000      144      1,579        -251     16,026          0        16,026     365,000
   2      20,000     43,050     16,026     18,400      144      1,627        -493     32,162          0        32,162     365,000
   3      20,000     66,203     32,162     19,000      144      1,671        -739     48,608          0        48,608     365,000
   4      20,000     90,513     48,608     19,200      144      1,708        -984     64,973          0        64,973     365,000
   5      20,000    116,038     64,973     19,400      144      1,746      -1,227     81,255          0        81,255     365,000
   6      20,000    142,840     81,255     19,600      144      1,777      -1,470     97,465          0        97,465     365,000
   7      20,000    170,982     97,465     19,600      144      1,816      -1,708    113,397          0       113,397     365,000
   8           0    179,531    113,397          0      144      2,010      -1,652    109,592          0       109,592     365,000
   9           0    188,508    109,592          0      144      2,233      -1,595    105,620          0       105,620     365,000
  10           0    197,933    105,620          0      144      2,489      -1,534    101,453          0       101,453     365,000
  11           0    207,830    101,453          0      144      2,771      -1,470     97,067          0        97,067     365,000
  12           0    218,221     97,067          0      144      3,085      -1,403     92,435          0        92,435     365,000
  13           0    229,132     92,435          0      144      3,421      -1,333     87,538          0        87,538     365,000
  14           0    240,589     87,538          0      144      3,791      -1,257     82,345          0        82,345     365,000
  15           0    252,619     82,345          0      144      4,199      -1,178     76,824          0        76,824     365,000
  16           0    265,249     76,824          0      144      4,663      -1,093     70,924          0        70,924     365,000
  17           0    278,512     70,924          0      144      5,193      -1,002     64,585          0        64,585     365,000
  18           0    292,438     64,585          0      144      5,808        -903     57,730          0        57,730     365,000
  19           0    307,059     57,730          0      144      6,524        -797     50,265          0        50,265     365,000
  20           0    322,412     50,265          0      144      7,349        -680     42,091          0        42,091     365,000
  25           0    411,489        184          0        0          0           0          0          0             0           0
  30           0    525,176          0          0        0          0           0          0          0             0           0

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of Manufacturers Investment Trust.

- The policy value, cash surrender value and death benefit would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that any hypothetical rate of return can be achieved for any one year or other period of time.

-     No supplemental benefits or term riders are illustrated.

                 Table 5 - Sales Load - Short Form Underwriting
                  Hypothetical Gross Investment Return of 6.00%

                                                         Current Charges
                                                         ---------------
                    Premium     Policy       plus     less       less        plus      Policy                 Net Cash       Death
 Pol      Annual      Accum      Value        Net    Admin       Cost      Invest       Value       Surr     Surrender     Benefit
Year     Premium      at 5%     Beg Yr    Premium     Fees     of Ins     Earning      End Yr     Charge         Value      End Yr
   1      20,000     21,000          0     18,000      144        652         780      17,984          0        17,984     365,000
   2      20,000     43,050     17,984     18,400      144        770       1,593      37,063          0        37,063     365,000
   3      20,000     66,203     37,063     19,000      144        889       2,464      57,495          0        57,495     365,000
   4      20,000     90,513     57,495     19,200      144        962       3,378      78,967          0        78,967     365,000
   5      20,000    116,038     78,967     19,400      144      1,012       4,339     101,551          0       101,551     365,000
   6      20,000    142,840    101,551     19,600      144      1,091       5,349     125,265          0       125,265     365,000
   7      20,000    170,982    125,265     19,600      144      1,164       6,400     149,957          0       149,957     367,394
   8           0    179,531    149,957          0      144      1,302       6,623     155,134          0       155,134     369,218
   9           0    188,508    155,134          0      144      1,472       6,849     160,367          0       160,367     372,051
  10           0    197,933    160,367          0      144      1,611       7,078     165,690          0       165,690     372,802
  11           0    207,830    165,690          0      144      1,670       7,831     171,707          0       171,707     376,039
  12           0    218,221    171,707          0      144      1,694       8,117     177,987          0       177,987     379,111
  13           0    229,132    177,987          0      144      1,560       8,419     184,701          0       184,701     382,332
  14           0    240,589    184,701          0      144      1,362       8,743     191,939          0       191,939     387,716
  15           0    252,619    191,939          0      144      1,234       9,090     199,651          0       199,651     393,312
  16           0    265,249    199,651          0      144      1,181       9,459     207,785          0       207,785     398,947
  17           0    278,512    207,785          0      144      1,213       9,844     216,272          0       216,272     404,429
  18           0    292,438    216,272          0      144      1,312      10,245     225,062          0       225,062     409,613
  19           0    307,059    225,062          0      144      1,484      10,659     234,093          0       234,093     416,685
  20           0    322,412    234,093          0      144      1,667      11,084     243,366          0       243,366     423,456
  25           0    411,489    283,605          0      144      2,482      13,417     294,396          0       294,396     456,314
  30           0    525,176    340,111          0      144      3,899      16,068     352,136          0       352,136     496,512

                                                       Guaranteed Charges
                                                       ------------------
                    Premium     Policy       plus     less       less        plus      Policy                 Net Cash       Death
 Pol      Annual      Accum      Value        Net    Admin       Cost      Invest       Value       Surr     Surrender     Benefit
Year     Premium      at 5%     Beg Yr    Premium     Fees     of Ins     Earning      End Yr     Charge         Value      End Yr
   1      20,000     21,000          0     18,000      144      1,577         758      17,038          0        17,038     365,000
   2      20,000     43,050     17,038     18,400      144      1,618       1,531      35,207          0        35,207     365,000
   3      20,000     66,203     35,207     19,000      144      1,647       2,364      54,780          0        54,780     365,000
   4      20,000     90,513     54,780     19,200      144      1,662       3,241      75,415          0        75,415     365,000
   5      20,000    116,038     75,415     19,400      144      1,666       4,166      97,172          0        97,172     365,000
   6      20,000    142,840     97,172     19,600      144      1,649       5,141     120,120          0       120,120     365,000
   7      20,000    170,982    120,120     19,600      144      1,623       6,161     144,113          0       144,113     365,000
   8           0    179,531    144,113          0      144      1,735       6,353     148,587          0       148,587     365,000
   9           0    188,508    148,587          0      144      1,859       6,549     153,132          0       153,132     365,000
  10           0    197,933    153,132          0      144      1,997       6,747     157,739          0       157,739     365,000
  11           0    207,830    157,739          0      144      2,139       6,948     162,404          0       162,404     365,000
  12           0    218,221    162,404          0      144      2,287       7,152     167,125          0       167,125     365,000
  13           0    229,132    167,125          0      144      2,433       7,358     171,906          0       171,906     365,000
  14           0    240,589    171,906          0      144      2,582       7,567     176,746          0       176,746     365,000
  15           0    252,619    176,746          0      144      2,735       7,778     181,645          0       181,645     365,000
  16           0    265,249    181,645          0      144      2,898       7,991     186,595          0       186,595     365,000
  17           0    278,512    186,595          0      144      3,074       8,207     191,583          0       191,583     365,000
  18           0    292,438    191,583          0      144      3,267       8,424     196,596          0       196,596     365,000
  19           0    307,059    196,596          0      144      3,480       8,641     201,613          0       201,613     365,000
  20           0    322,412    201,613          0      144      3,708       8,858     206,620          0       206,620     365,000
  25           0    411,489    226,419          0      144      4,900       9,931     231,305          0       231,305     365,000
  30           0    525,176    250,006          0      144      6,528      10,939     254,272          0       254,272     365,000

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of Manufacturers Investment Trust.

- The policy value, cash surrender value and death benefit would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that any hypothetical rate of return can be achieved for any one year or other period of time.

-     No supplemental benefits or term riders are illustrated.

                 Table 6 - Sales Load - Short Form Underwriting
                 Hypothetical Gross Investment Return of 12.00%

                                                         Current Charges
                                                         ---------------
                     Premium       Policy        plus    less       less        plus      Policy               Net Cash       Death
 Pol      Annual       Accum        Value         Net   Admin       Cost      Invest       Value     Surr     Surrender     Benefit
Year     Premium       at 5%       Beg Yr     Premium    Fees     of Ins     Earning      End Yr   Charge         Value      End Yr
   1      20,000      21,000            0      18,000     144        651       1,819      19,024        0        19,024     365,000
   2      20,000      43,050       19,024      18,400     144        765       3,824      40,339        0        40,339     365,000
   3      20,000      66,203       40,339      19,000     144        875       6,086      64,406        0        64,406     365,000
   4      20,000      90,513       64,406      19,200     144        931       8,595      91,125        0        91,125     365,000
   5      20,000     116,038       91,125      19,400     144        953      11,380     120,809        0       120,809     365,000
   6      20,000     142,840      120,809      19,600     144      1,013      14,471     153,722        0       153,722     388,916
   7      20,000     170,982      153,722      19,600     144      1,354      17,860     189,684        0       189,684     464,725
   8           0     179,531      189,684           0     144      1,603      19,540     207,477        0       207,477     493,794
   9           0     188,508      207,477           0     144      1,951      21,363     226,744        0       226,744     526,047
  10           0     197,933      226,744           0     144      2,262      23,340     247,679        0       247,679     557,277
  11           0     207,830      247,679           0     144      2,509      26,313     271,339        0       271,339     594,232
  12           0     218,221      271,339           0     144      2,654      28,833     297,373        0       297,373     633,405
  13           0     229,132      297,373           0     144      2,575      31,619     326,273        0       326,273     675,386
  14           0     240,589      326,273           0     144      2,320      34,721     358,530        0       358,530     724,231
  15           0     252,619      358,530           0     144      2,192      38,175     394,369        0       394,369     776,908
  16           0     265,249      394,369           0     144      2,209      42,003     434,019        0       434,019     833,316
  17           0     278,512      434,019           0     144      2,412      46,227     477,690        0       477,690     893,280
  18           0     292,438      477,690           0     144      2,829      50,870     525,587        0       525,587     956,568
  19           0     307,059      525,587           0     144      3,409      55,955     577,988        0       577,988   1,028,819
  20           0     322,412      577,988           0     144      4,104      61,514     635,254        0       635,254   1,105,342
  25           0     411,489      923,594           0     144      8,391      98,198   1,013,258        0     1,013,258   1,570,549
  30           0     525,176    1,460,539           0     144     17,233     155,069   1,598,231        0     1,598,231   2,253,506

                                                         Guaranteed Charges
                                                         ------------------
                     Premium       Policy        plus    less       less        plus      Policy               Net Cash       Death
 Pol      Annual       Accum        Value         Net   Admin       Cost      Invest       Value     Surr     Surrender     Benefit
Year     Premium       at 5%       Beg Yr     Premium    Fees     of Ins     Earning      End Yr   Charge         Value      End Yr
   1      20,000      21,000            0      18,000     144      1,574       1,768      18,050        0        18,050     365,000
   2      20,000      43,050       18,050      18,400     144      1,608       3,676      38,374        0        38,374     365,000
   3      20,000      66,203       38,374      19,000     144      1,622       5,841      61,450        0        61,450     365,000
   4      20,000      90,513       61,450      19,200     144      1,610       8,251      87,147        0        87,147     365,000
   5      20,000     116,038       87,147      19,400     144      1,574      10,934     115,763        0       115,763     365,000
   6      20,000     142,840      115,763      19,600     144      1,503      13,921     147,637        0       147,637     373,521
   7      20,000     170,982      147,637      19,600     144      1,835      17,204     182,461        0       182,461     447,030
   8           0     179,531      182,461           0     144      2,077      18,766     199,006        0       199,006     473,635
   9           0     188,508      199,006           0     144      2,371      20,463     216,955        0       216,955     503,335
  10           0     197,933      216,955           0     144      2,685      22,304     236,429        0       236,429     531,966
  11           0     207,830      236,429           0     144      3,050      24,300     257,535        0       257,535     564,001
  12           0     218,221      257,535           0     144      3,452      26,463     280,401        0       280,401     597,254
  13           0     229,132      280,401           0     144      3,878      28,806     305,185        0       305,185     631,734
  14           0     240,589      305,185           0     144      4,377      31,345     332,009        0       332,009     670,659
  15           0     252,619      332,009           0     144      4,919      34,092     361,038        0       361,038     711,245
  16           0     265,249      361,038           0     144      5,522      37,064     392,436        0       392,436     753,477
  17           0     278,512      392,436           0     144      6,189      40,278     426,380        0       426,380     797,331
  18           0     292,438      426,380           0     144      6,931      43,751     463,056        0       463,056     842,762
  19           0     307,059      463,056           0     144      7,855      47,497     502,554        0       502,554     894,546
  20           0     322,412      502,554           0     144      8,882      51,530     545,057        0       545,057     948,400
  25           0     411,489      749,773           0     144     15,358      76,767     811,038        0       811,038   1,257,108
  30           0     525,176    1,102,624           0     144     26,998     112,656   1,188,139        0     1,188,139   1,675,275

- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.

- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of Manufacturers Investment Trust.

- The policy value, cash surrender value and death benefit would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.

- No representations can be made that any hypothetical rate of return can be achieved for any one year or other period of time.

-     No supplemental benefits or term riders are illustrated.

CVUL03 Supp 1/26/04